CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents (Note 4)	$ 132,606,002	$ 137,672,718
Marketable securities (Note 5)	251,688	239,232
Deposits, advances and other	315,215	156,050
Total current assets	133,172,905	138,068,000
Property, plant and equipment, net (Note 6)	12,639,069	12,632,534
Total assets	145,811,974	150,700,534
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	1,538,967	2,167,171
Income tax payable	7,299,222	1,263,438
Deferred income tax (Note 11)	12,240,374	18,402,483
Contingent value rights (Note 3)	1,882,758	3,097,193
Total current liabilities	22,961,321	24,930,285
Total liabilities	22,961,321	24,930,285
SHAREHOLDERS' EQUITY
Common shares	378,009,884	378,009,884
Contributed surplus (Note 10)	20,625,372	20,625,372
Stock options (Note 9)	20,555,898	20,409,643
Accumulated deficit	(296,340,501)	(293,386,189)
Accumulated other comprehensive income	0	111,539
Total shareholders' equity	122,850,653	125,770,249
Total liabilities and shareholders' equity	$ 145,811,974	$ 150,700,534